Long-term assets - E.3 Right of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Right-of-Use Assets [Roll Forward]
Opening balance, net	$ 1,024	[1]	$ 895
Change in scope			204
Additions	127		106
Modifications	135		25
Impairments	(1)		(1)
Disposals	(9)		(7)
Depreciation	(173)		(145)
Asset retirement obligations	3		0
Transfer to/from held for sale	163
Transfers	(2)		(18)
Exchange rate movements	(54)		(34)
Closing balance, net	884		1,024	[1]
Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	169		147
Change in scope			16
Additions	23		37
Modifications	11		14
Impairments	(1)		(1)
Disposals	(3)		(2)
Depreciation	(38)		(36)
Asset retirement obligations	0		1
Transfer to/from held for sale	3
Transfers	0		0
Exchange rate movements	(16)		(9)
Closing balance, net	142		169
Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	201		93
Change in scope			107
Additions	23		14
Modifications	18		8
Impairments	0		0
Disposals	(1)		(2)
Depreciation	(42)		(22)
Asset retirement obligations	2		0
Transfer to/from held for sale	2
Transfers	(14)		4
Exchange rate movements	(4)		(1)
Closing balance, net	181		201
Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	587		607
Change in scope			48
Additions	77		53
Modifications	104		3
Impairments	0		0
Disposals	(5)		(2)
Depreciation	(83)		(81)
Asset retirement obligations	0		0
Transfer to/from held for sale	158
Transfers	17		(17)
Exchange rate movements	(34)		(24)
Closing balance, net	505		587
Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	25		31
Change in scope			3
Additions	2		0
Modifications	1		1
Impairments	0		0
Disposals	0		(1)
Depreciation	(4)		(4)
Asset retirement obligations	1		0
Transfer to/from held for sale	0
Transfers	(7)		(5)
Exchange rate movements	0		0
Closing balance, net	16		25
Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	29		14
Change in scope			17
Additions	0		0
Modifications	0		0
Impairments	0		0
Disposals	0		0
Depreciation	(5)		(1)
Asset retirement obligations	0		0
Transfer to/from held for sale	0
Transfers	3		(1)
Exchange rate movements	0		0
Closing balance, net	28		29
Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	13		2
Change in scope			13
Additions	2		1
Modifications	1		(1)
Impairments	0		0
Disposals	0		0
Depreciation	0		(2)
Asset retirement obligations	0		0
Transfer to/from held for sale	0
Transfers	0		0
Exchange rate movements	0		0
Closing balance, net	13		13
Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	1,573
Closing balance, net	1,442		1,573
Cost or valuation | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	254
Closing balance, net	249		254
Cost or valuation | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	317
Closing balance, net	325		317
Cost or valuation | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	908
Closing balance, net	780		908
Cost or valuation | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	40
Closing balance, net	28		40
Cost or valuation | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	34
Closing balance, net	39		34
Cost or valuation | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	21
Closing balance, net	22		21
Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(549)
Closing balance, net	(558)		(549)
Accumulated depreciation and impairment | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	(85)
Closing balance, net	(107)		(85)
Accumulated depreciation and impairment | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	(116)
Closing balance, net	(144)		(116)
Accumulated depreciation and impairment | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	(320)
Closing balance, net	(275)		(320)
Accumulated depreciation and impairment | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(14)
Closing balance, net	(11)		(14)
Accumulated depreciation and impairment | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	(5)
Closing balance, net	(11)		(5)
Accumulated depreciation and impairment | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	(8)
Closing balance, net	$ (9)		$ (8)

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.